Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
ASSETS
Cash and Cash Equivalents	$ 30,099	$ 3,794	$ 0
Prepaid Expenses	133	46	0
Other Receivables	67	29	0
TOTAL CURRENT ASSETS	30,299	3,869	0
Restricted Cash	695	695	0
Investment in Interests in Corporate Jet	1,426	1,511	0
Capitalized Software Costs, Net	1,061	317	0
Equipment, Net	182	79	0
Intellectual property	4,209	0	0
TOTAL ASSETS	37,872	6,471	0
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Accounts Payable and Accrued Expenses	1,620	1,105	78
Current Portion of Loan Payable	50	49	0
TOTAL CURRENT LIABILITIES	1,670	1,154	78
Loans Payable, less current portion	878	891	0
Other Long-Term Liabilities	52	342	0
TOTAL LIABILITIES	2,600	2,387	78
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, $0.001 par value, authorized 1,000,000 shares, no shares issued and outstanding	0	0	0
Common stock, $0.01 par value: authorized 300,000,000 shares, issued and outstanding, 149,142,024 shares as of September 30, 2011; 134,941,797 shares as of June 30, 2011; and authorized 1,000,000 shares, issued and outstanding 419,200 shares (as adjusted for the Reverse Split) as of June 30, 2010	153	139	0
Additional paid-in-capital	101,480	36,416	12,481
Accumulated deficit	(66,361)	(32,471)	(12,563)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	35,272	4,084	(78)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 37,872	$ 6,471	$ 0